Capital management - ING capital position (Details) - EUR (€) € in Millions	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Disclosure Of Capital Management [Line Items]
Shareholders' equity	€ 55,454	€ 55,339	€ 53,321	€ 53,698